Discontinued Operations and assets held for sale - Analysis of assets and liabilities over which control was lost (Details) - Jyseleca Business [member] € in Thousands	Jan. 31, 2024 EUR (€)
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Property, plant and equipment	€ 4,186
Deferred tax assets	292
Other non-current assets	613
Inventories	505
Trade and other receivables	18,439
Cash and cash equivalents	19,523
Other current assets	1,161
Total assets	44,719
Other reserves	(74)
Retirement benefit liabilities	1,003
Non-current lease liabilities	2,328
Other non-current liabilities	90
Trade and other liabilities	28,927
Current lease liabilities	1,308
Current tax payable	1,170
Current deferred income	430
Total Liabilities	35,182
Net assets disposed of	€ 9,537